Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Prospectus Date	rr_ProspectusDate	Jan. 01, 2015
WisdomTree Bloomberg U.S. Dollar Bullish Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Bloomberg U.S. Dollar Bullish Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Bloomberg U.S. Dollar Bullish Fund (the “Fund”) seeks to provide total returns, before fees and expenses, that exceed the performance of the Bloomberg Dollar Total Return Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, there was no portfolio turnover rate for the Fund since the Fund invested in short-term securities with maturities less than or equal to 365 days, which are excluded from portfolio turnover calculations.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal period.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an actively managed exchange traded fund ("ETF") that seeks to provide total returns, before fees and expenses, that exceed the performance of the Index. The Index is structured to potentially benefit as the U.S. dollar appreciates relative to a basket of global currencies. The Index tracks a long position in the U.S. dollar measured against a basket of developed and emerging market currencies which (i) have the highest liquidity in the currency markets and (ii) represent countries that make the largest contribution to trade flows with the United States. The Index also incorporates differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies.

The Fund will seek exposure to both the U.S. dollar and global currencies held by the Index through investing, under normal circumstances, at least 80% of its assets in money market securities and other liquid securities, such as short-term investment grade government and corporate debt securities, combined with currency forward contracts in the individual component currencies of the Index (a currency forward contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract). If a sufficiently liquid futures contract on the Index or related index is later developed, the Fund may invest in such futures contract as a substitute for or in combination with forward contracts on the individual currencies. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

The Fund's positioning for a stronger U.S. dollar through a mixture of securities and financial instruments is intended to provide a return reflective of the change in the value of the U.S. dollar relative to the basket of global currencies while incorporating differences in money market rates between the U.S. and the countries (or regions) represented by the foreign currencies. The Fund expects its holdings to represent approximately ten (10) currencies at any given time, with the euro expected to represent the largest exposure in the global basket of currencies, but at no time is the Fund's exposure expected to exceed twenty (20) currencies (Index maximum). The Fund, similar to the Index, is not designed to benefit if the value of the basket of global currencies appreciates relative to the U.S. dollar.

The Fund generally will maintain a weighted average portfolio maturity with respect to short-term investment grade government and corporate debt securities of two (2) years or less and money market securities of 180 days or less on average (not to exceed 18 months) and will not purchase any money market securities with a remaining maturity of more than 397 calendar days. The "average portfolio maturity" of the Fund will be the average of all current maturities of the individual securities in the Fund's portfolio. The Fund's actual portfolio duration may be longer or shorter depending on market conditions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. Further, although the Fund invests primarily in money market securities, the Fund is NOT a money market fund and does NOT seek to maintain a stable net asset value per share ("NAV"). The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund's NAV, trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund's Prospectus titled "Additional Principal Risk Information About the Fund" and "Additional Non-Principal Risk Information."
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of fixed-income securities, currencies and other instruments fluctuate in response to a variety of factors. The Fund's NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund's shares in the secondary market generally differ from the Fund's daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
  Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund's portfolio investments and/or perceptions related thereto.
  Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
  Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund's use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser's and sub-adviser's ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.
  Emerging Markets Risk. The Fund may have exposure to emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.
  Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in investments that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.
  Geographic Investment Risk. To the extent that the Fund invests a significant portion of its assets in securities exposed to the currency of a single country or region or the debt securities of companies or agencies of a single country or region, the Fund is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in securities exposed to the currencies of Europe and Japan.
  Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of increases in interest rates and other factors, such as perception of an issuer's creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.
  Repurchase Agreement Risk. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
  Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as "sovereign" debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund's volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund's performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on December 18, 2013, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on December 18, 2013, and therefore does not have performance history for a full calendar year.
WisdomTree Bloomberg U.S. Dollar Bullish Fund | WisdomTree Bloomberg U.S. Dollar Bullish Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	$ 628

[1]	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal period.